Subsequent Events (Details) - $ / shares	Mar. 10, 2022	Dec. 17, 2020
Subsequent Event [Line Items]
Exercise Price Per Share		$ 11.50
Subsequent Event [Member] | Pre-funded Private Placement Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised during period	724,194
Exercise Price Per Share	$ 0.00001